Long-Term Debt	12 Months Ended
Apr. 30, 2018
Debt Instruments [Abstract]
Long-Term Debt
The components of long-term debt are as follows:

(in 000s)
As of April 30,	2018	2017
Senior Notes, 4.125%, due October 2020	$650,000	$650,000
Senior Notes, 5.500%, due November 2022	500,000	500,000
Senior Notes, 5.250%, due October 2025	350,000	350,000
Capital lease obligation, due over the next 5 years	5,628	6,610
Debt issuance costs and discounts	(9,993)	(12,612)
	1,495,635	1,493,998
Less: Current portion	(1,026)	(981)
	$1,494,609	$1,493,017

UNSECURED COMMITTED LINE OF CREDIT – On September 22, 2017, we entered into a Second Amended and Restated Credit and Guarantee Agreement (2017 CLOC), which further amended our First Amended and Restated Credit and Guarantee Agreement (2016 CLOC), extending the scheduled maturity date from September 22, 2021 to September 22, 2022. Other material terms remain unchanged from our 2016 CLOC. The 2017 CLOC provides for an unsecured senior revolving credit facility in the aggregate principal amount of $2.0 billion, which includes a $200.0 million sublimit for swingline loans and a $50.0 million sublimit for standby letters of credit. We may request increases in the aggregate principal amount of the revolving credit facility of up to $500.0 million, subject to obtaining commitments from lenders and meeting certain other conditions. The 2017 CLOC will mature on September 22, 2022, unless extended pursuant to the terms of the 2017 CLOC, at which time all outstanding amounts thereunder will be due and payable. The 2017 CLOC includes an annual facility fee, which will vary depending on our then current credit ratings.
The 2017 CLOC is subject to various conditions, triggers, events or occurrences that could result in earlier termination and contains customary representations, warranties, covenants and events of default, including, without limitation: (1) a covenant requiring the Company to maintain a debt-to-EBITDA ratio calculated on a consolidated basis of no greater than (a) 3.50 to 1.00 as of the last day of each fiscal quarter ending on April 30, July 31, and October 31 of each year and (b) 4.50 to 1.00 as of the last day of each fiscal quarter ending on January 31 of each year; (2) a covenant requiring us to maintain an interest coverage (EBITDA-to-interest expense) ratio calculated on a consolidated basis of not less than 2.50 to 1.00 as of the last date of any fiscal quarter; and (3) covenants restricting our ability to incur certain additional debt, incur liens, merge or consolidate with other companies, sell or dispose of assets (including equity interests), liquidate or dissolve, engage in certain transactions with affiliates or enter into certain restrictive agreements. The 2017 CLOC includes provisions for an equity cure which could potentially allow us to independently cure certain defaults. Proceeds under the 2017 CLOC may be used for working capital needs or for other general corporate purposes. We were in compliance with these requirements as of April 30, 2018.
As of April 30, 2018, amounts available to borrow under the 2017 CLOC were limited by the debt-to-EBITDA covenant to approximately $1.7 billion; however, our cash needs at April 30 generally do not require us to borrow on our CLOC at that time, and we had no balance outstanding under the 2017 CLOC as of April 30, 2018.
SENIOR NOTES – On September 25, 2015, we issued $650.0 million of 4.125% Senior Notes due October 1, 2020, and $350.0 million of 5.250% Senior Notes due October 1, 2025. The Senior Notes are not redeemable by the bondholders prior to maturity, although we have the right to redeem some or all of these notes at any time, at specified redemption prices. Proceeds of the Senior Notes issued in September 2015, along with cash on hand, were used to repurchase shares in fiscal year 2016, as discussed in note 7.
On October 25, 2012, we issued $500.0 million of 5.50% Senior Notes due November 1, 2022. The Senior Notes are not redeemable by the bondholders prior to maturity.
The interest rates on our Senior Notes are subject to adjustment based upon our credit ratings.
OTHER INFORMATION – The aggregate payments required to retire long-term debt are $1.0 million, $1.1 million, $651.1 million, $1.2 million, $501.2 million and $350.0 million in fiscal years 2019, 2020, 2021, 2022, 2023 and beyond, respectively.
The estimated fair value of our long-term debt as of April 30, 2018 and 2017 totaled $1.5 billion and $1.6 billion, respectively.